Going Concern - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of going concern [line items]
Amount of groups total liabilities exceeded total assets	₽ 244,133
Loan amount	397,900	₽ 407,215
Short term debt	414,760
long term debt current	284,156
Accrued fines and penalties	21,573
Credit facility [member]
Disclosure of going concern [line items]
Loan amount	411,985
Short term debt	₽ 414,760